Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation, Activity

The following table summarizes the activity in the Common Series C Units during the periods presented:

	Year Ended December 31,
	2019	2018	2017
Beginning of the period	$156,975	$150,906	$126,673
Grants	21,953	10,830	37,641
Forfeitures	(4,738)	(4,416)	(11,563)
Repurchases	—	(345)	(1,845)

End of the period	$174,190	$156,975	$150,906

The following table summarizes the activity in the Common Series C-2 Units during the year ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018
Beginning of the period	$33,525	$—
Grants	1,425	34,275
Forfeitures	(1,550)	(750)

End of the period	$33,400	$33,525

Common Series C Units [Member]
Schedule of Assumptions Used To Determine Fair Value

The following weighted average assumptions were used in determining the fair value of Common Series C Unit grants made during the years ended December 31, 2019, 2018, and 2017:

	Year Ended December 31,
	2019	2018	2017
Grant date fair value	$37.90	$167.40	$256.00
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	41.2%	36.0%	39.7%
Risk-free interest rate	2.5%	2.3%	1.6%
Lack of marketability discount	31.3%	29.2%	28.2%
Expected term (years)	1.0	1.0	2.0

Common Series D Units [Member]
Schedule of Assumptions Used To Determine Fair Value

The following assumptions were used in determining the fair value for the periods ended December 31, 2019, 2018, and 2017:

	Year Ended December 31,
	2019	2018	2017
Grant date fair value	$300.00	$300.00	$300.00
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	44.0%	40.0%	35.0%
Risk-free interest rate	1.6%	2.6%	1.9%
Lack of marketability discount	26.0%	25.0%	20.0%
Expected term (years)	1.0	1.0	2.0

Common Series C-2 Units [Member]
Schedule of Assumptions Used To Determine Fair Value

The following weighted average assumptions were used in determining the fair value of Common Series C-2 Unit grants made during the year ended December 31, 2019 and 2018.

	Year Ended December 31,
	2019	2018
Grant date fair value	$284.00	$625.99
Dividend yield	0.0%	0.0%
Yield Test Probability	39.0%	97.1%
Cost of Equity Capital	11.1%	12.3%
Expected term (years)	2.0	3.0